Sales and marketing expenses (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Sales and Marketing Expenses [Abstract]
Consulting	$ 96,976	$ 57,294	$ 223,829	$ 119,515
Marketing	170,761	64,875	288,143	213,854
Salaries	172,801	74,445	300,566	142,875
Total sales and marketing expenses	$ 440,538	$ 196,614	$ 812,538	$ 476,244